LEASES (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Lease Cost
Operating lease cost	$ 1,904	$ 1,613
Short-term lease cost	735	411
Total lease cost	2,639	2,024
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	1,906	2,024
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,736	$ 426
Weighted-average remaining lease term - operating leases	4 years 8 months 12 days	5 years 2 months 12 days
Weighted-average discount rate - operating leases	4.90%	4.80%